Share-based payments - Stock Options Exercise Prices and Weighted Average Remaining Life (Details)	Dec. 31, 2018 CAD ($) shares year	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2016 CAD ($) shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
NUMBER (in shares) | shares	14,072,332	10,490,249	10,242,162
WEIGHTED AVERAGE REMAINING LIFE (YEARS) | year	4
WEIGHTED AVERAGE EXERCISE PRICE ($)	$ 56	$ 55	$ 52
$40-$49
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
NUMBER (in shares) | shares	1,747,042
WEIGHTED AVERAGE REMAINING LIFE (YEARS) | year	2
WEIGHTED AVERAGE EXERCISE PRICE ($)	$ 46
$40-$49 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	40
$40-$49 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	$ 49
$50-$59
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
NUMBER (in shares) | shares	12,232,011
WEIGHTED AVERAGE REMAINING LIFE (YEARS) | year	5
WEIGHTED AVERAGE EXERCISE PRICE ($)	$ 57
$50-$59 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	50
$50-$59 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	$ 59
$60 & above
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
NUMBER (in shares) | shares	93,279
WEIGHTED AVERAGE REMAINING LIFE (YEARS) | year	5
WEIGHTED AVERAGE EXERCISE PRICE ($)	$ 61
$60 & above | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	$ 60